UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2022
Vanguard International Value Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
International Value Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$889.90	$1.73
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.96	1.86
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.37%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Value Fund
Fund Allocation
As of April 30, 2022

United Kingdom	15.0%
France	10.0
Japan	9.9
Switzerland	7.0
China	6.6
Germany	6.0
India	5.3
South Korea	5.2
Netherlands	4.7
Hong Kong	4.4
United States	4.3
Brazil	3.3
Indonesia	2.7
Singapore	2.6
Canada	2.1
Italy	1.6
Ireland	1.2
Finland	1.2
Norway	1.1
Australia	1.1
Other	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.6%)
Australia (1.0%)
	National Australia Bank Ltd.	2,238,230	51,096
	QBE Insurance Group Ltd.	4,298,322	37,083
	BHP Group Ltd.	820,280	27,489
	Adbri Ltd.	9,598,354	19,589
			135,257
Brazil (3.1%)
[1]	Banco Bradesco SA ADR	43,461,859	156,463
	Ambev SA ADR	35,243,600	102,559
	Petroleo Brasileiro SA ADR	3,893,780	52,839
*	Cia de Saneamento Basico do Estado de Sao Paulo	4,678,400	42,138
	Banco do Brasil SA	5,775,000	38,804
	Petroleo Brasileiro SA Preference Shares	4,004,400	24,525
*	Lojas Renner SA	465,383	2,236
			419,564
Canada (2.0%)
	Suncor Energy Inc.	3,379,220	121,474
	Bank of Nova Scotia	790,651	50,068
	Saputo Inc.	1,720,249	36,771
	Alimentation Couche-Tard Inc.	793,900	35,343
	Stella-Jones Inc.	915,400	25,296
			268,952
China (6.3%)
*	Alibaba Group Holding Ltd.	16,688,600	203,562
*	Baidu Inc. ADR	1,184,023	147,020
	Tencent Holdings Ltd.	2,907,500	137,016
	China Longyuan Power Group Corp. Ltd. Class H	41,240,000	79,544
	ENN Energy Holdings Ltd.	5,130,400	68,722
		Shares	Market Value• ($000)
*	Alibaba Group Holding Ltd. ADR	511,364	49,648
*	Trip.com Group Ltd. ADR	2,010,104	47,539
	Hengan International Group Co. Ltd.	7,215,500	34,099
	Autohome Inc. ADR	1,154,035	33,548
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	22,100,800	23,545
	Sungrow Power Supply Co. Ltd. Class A	2,470,560	23,370
			847,613
Denmark (0.8%)
	Carlsberg A/S Class B	517,549	65,746
	Vestas Wind Systems A/S	1,494,988	38,124
			103,870
Egypt (0.2%)
	Commercial International Bank Egypt SAE (Registered) GDR	14,884,552	33,460
Finland (1.1%)
	Sampo OYJ Class A	1,630,627	79,179
	Nokian Renkaat OYJ	2,855,350	38,343
*	Nokia OYJ	6,980,867	35,394
			152,916
France (9.5%)
	TotalEnergies SE	3,873,199	190,185
	Sanofi	1,482,868	156,732
	Air Liquide SA	842,605	145,778
	Airbus SE	1,027,555	112,488
	Engie SA	8,727,837	102,993
	Vinci SA	1,026,137	99,570
	Societe Generale SA	3,519,077	84,578
	Safran SA	761,212	81,753
	Thales SA	534,690	68,454
	Pernod Ricard SA	318,424	65,718
	Legrand SA	725,854	64,321
	Bureau Veritas SA	1,770,805	50,869
4

International Value Fund
		Shares	Market Value• ($000)
*	Accor SA	1,309,358	43,017
*	Technip Energies NV	1,188,167	14,438
			1,280,894
Germany (5.6%)
	Fresenius Medical Care AG & Co. KGaA	1,686,636	104,887
	Merck KGaA	467,276	86,692
	Bayerische Motoren Werke AG	894,840	73,078
*	BASF SE	1,377,320	72,534
*	MTU Aero Engines AG	353,171	71,222
	Henkel AG & Co. KGaA	975,920	61,933
	Volkswagen AG Preference Shares	362,393	56,122
	Infineon Technologies AG	1,439,441	40,856
	Jungheinrich AG Preference Shares	1,566,012	38,302
	FUCHS PETROLUB SE Preference Shares	1,093,420	34,488
*	Vonovia SE	830,682	33,095
*,1	Continental AG	452,749	31,032
	Henkel AG & Co. KGaA Preference Shares	473,564	30,408
	SAP SE	230,770	23,388
	Fresenius SE & Co. KGaA	182,788	6,461
			764,498
Hong Kong (4.2%)
	AIA Group Ltd.	14,418,600	141,645
*	Sands China Ltd.	40,843,200	90,026
	Jardine Matheson Holdings Ltd.	1,173,100	62,138
*,2	ESR Cayman Ltd.	19,978,800	60,648
*	Melco Resorts & Entertainment Ltd. ADR	10,563,690	60,424
	Galaxy Entertainment Group Ltd.	6,785,000	38,716
*	Yue Yuen Industrial Holdings Ltd.	18,050,500	26,550
	Hongkong Land Holdings Ltd.	5,587,400	26,065
	CK Asset Holdings Ltd.	3,466,500	23,500
	Xinyi Glass Holdings Ltd.	10,396,000	23,004
[2]	WH Group Ltd.	16,951,243	11,707
			564,423
India (5.0%)
	ICICI Bank Ltd. ADR	6,324,951	120,427
	Reliance Industries Ltd.	2,895,947	104,927
	Zee Entertainment Enterprises Ltd.	32,485,283	104,298
	Adani Ports & Special Economic Zone Ltd.	9,272,597	103,012
	Housing Development Finance Corp. Ltd.	3,254,020	93,885
	UPL Ltd.	5,608,124	59,878
		Shares	Market Value• ($000)
	Ambuja Cements Ltd.	10,257,579	49,632
	GAIL India Ltd.	21,280,716	43,994
			680,053
Indonesia (2.6%)
	Bank Mandiri Persero Tbk. PT	233,091,500	143,126
	Astra International Tbk. PT	221,207,900	115,502
	Telkom Indonesia Persero Tbk. PT ADR	1,626,306	51,749
	Telkom Indonesia Persero Tbk. PT	77,847,500	24,784
	Selamat Sempurna Tbk. PT	164,317,700	17,710
			352,871
Ireland (1.2%)
*	Ryanair Holdings plc ADR	1,044,211	91,180
	CRH plc	1,732,400	68,473
			159,653
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	11,934
Italy (1.5%)
	UniCredit SpA	9,241,425	85,530
	Enel SpA	11,046,888	71,837
	Brembo SpA	5,007,777	50,122
			207,489
Japan (9.4%)
	Toyota Motor Corp.	5,618,600	96,267
	Olympus Corp.	4,683,500	82,435
	Denso Corp.	1,317,000	80,265
	ITOCHU Corp.	2,644,600	79,817
	Bandai Namco Holdings Inc.	1,061,400	71,860
	Makita Corp.	2,384,300	70,472
	Nitto Denko Corp.	989,700	66,430
	Mitsubishi Electric Corp.	5,823,700	60,999
	Shimano Inc.	337,200	59,747
	Daiwa Securities Group Inc.	11,814,800	57,906
	Fujitsu Ltd.	380,700	57,542
	Kubota Corp.	3,152,300	53,553
	Disco Corp.	208,800	51,104
	Koito Manufacturing Co. Ltd.	1,311,600	48,129
	Nihon Kohden Corp.	1,916,100	45,998
	Ain Holdings Inc.	939,600	42,145
	Daito Trust Construction Co. Ltd.	400,000	38,525
	Komatsu Ltd.	1,510,000	33,985
	Daikin Industries Ltd.	220,800	33,742
	Suzuki Motor Corp.	1,104,000	33,280
	Subaru Corp.	1,996,600	30,298
	Nomura Holdings Inc.	7,414,800	28,550

5

International Value Fund
		Shares	Market Value• ($000)
	Taiheiyo Cement Corp.	1,542,500	24,957
	FANUC Corp.	86,100	13,193
	Omron Corp.	169,400	9,987
			1,271,186
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	11,580,600	76,447
Netherlands (4.5%)
	Akzo Nobel NV	1,053,135	91,356
[1]	Aegon NV	17,321,382	89,806
	Koninklijke DSM NV	493,255	82,921
	Wolters Kluwer NV	757,049	76,449
	Universal Music Group NV	3,051,187	70,807
[1,2]	ABN AMRO Bank NV	4,225,815	52,532
	SBM Offshore NV	3,117,520	45,176
	Boskalis Westminster	1,132,746	39,340
[1]	Koninklijke Vopak NV	1,229,500	33,061
*	AerCap Holdings NV	563,815	26,336
			607,784
Norway (1.0%)
	Telenor ASA	3,885,014	54,792
	Equinor ASA	1,561,271	52,771
*	Bakkafrost P/F	360,700	24,765
	Yara International ASA	166,260	8,454
			140,782
Panama (0.6%)
*	Copa Holdings SA Class A	1,053,300	79,387
Philippines (0.2%)
	Puregold Price Club Inc.	38,294,400	24,128
Singapore (2.4%)
	United Overseas Bank Ltd.	4,188,200	89,654
	DBS Group Holdings Ltd.	2,968,700	72,023
	Singapore Telecommunications Ltd.	30,004,200	59,882
	Sembcorp Industries Ltd.	20,857,200	44,172
	Venture Corp. Ltd.	3,018,200	37,051
*	SATS Ltd.	7,625,700	24,898
			327,680
South Africa (0.6%)
	Mr Price Group Ltd.	3,580,795	48,535
	Tiger Brands Ltd.	3,864,914	37,983
			86,518
South Korea (4.9%)
	POSCO Holdings Inc.	654,918	149,535
	SK Hynix Inc.	1,652,216	144,781
	Samsung Electronics Co. Ltd.	2,498,844	133,172
[2]	Samsung Electronics Co. Ltd. GDR	82,440	107,688
		Shares	Market Value• ($000)
[1]	KB Financial Group Inc.	1,741,411	81,018
	LG Household & Health Care Ltd.	44,174	31,637
*	SK Square Co. Ltd.	309,162	12,770
			660,601
Spain (0.2%)
	Industria de Diseno Textil SA	1,577,858	33,083
Switzerland (6.6%)
*	Holcim AG	3,916,413	191,495
	Cie Financiere Richemont SA (Registered)	1,058,136	122,945
	UBS Group AG (Registered)	6,098,067	103,525
	ABB Ltd. (Registered)	3,366,005	100,987
	Roche Holding AG	271,627	100,723
	Adecco Group AG (Registered)	2,351,023	90,726
	Novartis AG (Registered)	849,470	75,067
*	ams-OSRAM AG	3,610,895	44,173
	Swatch Group AG	160,460	41,181
	Credit Suisse Group AG (Registered)	3,708,173	25,168
			895,990
Taiwan (0.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,910,000	106,869
United Kingdom (14.2%)
	Compass Group plc	8,997,967	189,874
	RELX plc	5,481,700	163,302
	BP plc	33,371,933	161,113
	Anglo American plc	2,967,575	131,437
	Shell plc	4,642,433	124,630
	HSBC Holdings plc (XHKG)	15,383,600	96,503
*	HSBC Holdings plc	14,415,035	90,081
	Smiths Group plc	4,902,910	89,720
	Lloyds Banking Group plc	131,819,542	74,869
*	Berkeley Group Holdings plc	1,421,896	72,114
	Unilever plc	1,544,510	71,804
	IMI plc	3,808,170	64,110
	NatWest Group plc	22,422,365	60,154
	Travis Perkins plc	3,765,953	57,440
	Ferguson plc	444,448	55,756
	Victrex plc	2,339,306	53,344
	Weir Group plc	2,721,260	52,315
	Spectris plc	1,221,820	44,687
	Barclays plc	23,820,791	43,786
*	easyJet plc	6,237,379	43,222
	Prudential plc	2,563,114	31,907
	Taylor Wimpey plc	20,089,325	31,596
*	Carnival plc	1,789,830	28,061
	Electrocomponents plc	1,847,810	24,118

6

International Value Fund
		Shares	Market Value• ($000)
*	Whitbread plc	653,543	22,813
	Direct Line Insurance Group plc	5,893,481	18,705
	Smith & Nephew plc	1,023,363	16,587
	Renishaw plc	85,312	4,508
			1,918,556
United States (4.1%)
	Aon plc Class A	431,918	124,388
	Medtronic plc	972,114	101,450
	Accenture plc Class A	246,529	74,047
[1]	Linde plc	196,315	61,572
*	Capri Holdings Ltd.	1,282,834	61,191
*	Clarivate plc	3,320,869	52,071
*	TechnipFMC plc	5,940,838	41,111
	RenaissanceRe Holdings Ltd.	260,654	37,409
			553,239
Vietnam (0.3%)
	Vietnam Dairy Products JSC	12,928,900	41,684
Total Common Stocks (Cost $12,405,888)			12,807,381
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.409% (Cost $754,133)	7,542,785	754,203
Total Investments (100.2%) (Cost $13,160,021)			13,561,584
Other Assets and Liabilities—Net (-0.2%)			(33,465)
Net Assets (100%)			13,528,119
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,963,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $232,575,000, representing 1.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $134,158,000 was received for securities on loan, of which $95,816,000 is held in Vanguard Market Liquidity Fund and $38,342,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
7

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2022	1,626	162,324	(2,788)
MSCI Emerging Market Index	June 2022	1,388	73,383	809
				(1,979)
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $12,405,888)	12,807,381
Affiliated Issuers (Cost $754,133)	754,203
Total Investments in Securities	13,561,584
Investment in Vanguard	482
Cash	38,342
Foreign Currency, at Value (Cost $11,138)	11,140
Cash Collateral Pledged—Futures Contracts	12,432
Receivables for Investment Securities Sold	44,251
Receivables for Accrued Income	77,670
Receivables for Capital Shares Issued	9,240
Total Assets	13,755,141
Liabilities
Due to Custodian	25,993
Payables for Investment Securities Purchased	30,488
Collateral for Securities on Loan	134,158
Payables for Capital Shares Redeemed	8,399
Payables to Investment Advisor	5,718
Payables to Vanguard	1,194
Variation Margin Payable—Futures Contracts	1,880
Deferred Foreign Capital Gains Taxes	19,192
Total Liabilities	227,022
Net Assets	13,528,119
1 Includes $109,963 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	13,006,063
Total Distributable Earnings (Loss)	522,056
Net Assets	13,528,119
Net Assets
Applicable to 363,046,250 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,528,119
Net Asset Value Per Share	$37.26
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Value Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	179,191
Non-Cash Dividends	23,691
Interest[2]	596
Securities Lending—Net	273
Total Income	203,751
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,882
Performance Adjustment	37
The Vanguard Group—Note C
Management and Administrative	14,051
Marketing and Distribution	782
Custodian Fees	316
Shareholders’ Reports	117
Trustees’ Fees and Expenses	4
Other Expenses	107
Total Expenses	27,296
Net Investment Income	176,455
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	83,362
Futures Contracts	(41,504)
Forward Currency Contracts	(12)
Foreign Currencies	(3,021)
Realized Net Gain (Loss)	38,825
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(1,886,127)
Futures Contracts	675
Foreign Currencies	(3,404)
Change in Unrealized Appreciation (Depreciation)	(1,888,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,673,576)
1	Dividends are net of foreign withholding taxes of $17,812,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $596,000, ($99,000), $19,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gains taxes of $1,194,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,298,000).
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	176,455	351,127
Realized Net Gain (Loss)	38,825	897,431
Change in Unrealized Appreciation (Depreciation)	(1,888,856)	2,275,436
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,673,576)	3,523,994
Distributions
Total Distributions	(633,591)	(189,189)
Capital Share Transactions
Issued	1,425,721	4,442,988
Issued in Lieu of Cash Distributions	576,930	173,403
Redeemed	(1,386,536)	(2,140,447)
Net Increase (Decrease) from Capital Share Transactions	616,115	2,475,944
Total Increase (Decrease)	(1,691,052)	5,810,749
Net Assets
Beginning of Period	15,219,171	9,408,422
End of Period	13,528,119	15,219,171
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.76	$32.48	$36.63	$35.86	$39.26	$32.30
Investment Operations
Net Investment Income[1]	.490	1.091	.684	1.104	.950	.781
Net Realized and Unrealized Gain (Loss) on Investments	(5.182)	10.824	(3.723)	1.669	(3.607)	6.905
Total from Investment Operations	(4.692)	11.915	(3.039)	2.773	(2.657)	7.686
Distributions
Dividends from Net Investment Income	(1.087)	(.635)	(1.111)	(.943)	(.743)	(.726)
Distributions from Realized Capital Gains	(.721)	—	—	(1.060)	—	—
Total Distributions	(1.808)	(.635)	(1.111)	(2.003)	(.743)	(.726)
Net Asset Value, End of Period	$37.26	$43.76	$32.48	$36.63	$35.86	$39.26
Total Return[2]	-11.01%	36.91%	-8.69%	8.48%	-6.95%	24.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,528	$15,219	$9,408	$10,360	$9,524	$9,964
Ratio of Total Expenses to Average Net Assets[3]	0.37%	0.36%	0.35%	0.37%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.56%	2.05%	3.15%	2.41%	2.21%
Portfolio Turnover Rate	19%	33%	72%	38%	28%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.02%), (0.01%), (0.01%), and 0.00%.
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
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International Value Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at April 30, 2022.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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International Value Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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International Value Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  The investment advisory firms Lazard Asset Management LLC, ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding five years. The basic fee of Sprucegrove Investment Management Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the year ended April 30, 2022, the aggregate investment advisory fee represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a increase of $37,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $482,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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International Value Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,336,018	61,572	—	1,397,590
Common Stocks—Other	639,805	10,769,986	—	11,409,791
Temporary Cash Investments	754,203	—	—	754,203
Total	2,730,026	10,831,558	—	13,561,584

Derivative Financial Instruments
Assets
Futures Contracts[1]	809	—	—	809
Liabilities
Futures Contracts[1]	2,788	—	—	2,788
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(41,504)	—	(41,504)
Forward Currency Contracts	—	(12)	(12)
Realized Net Gain (Loss) on Derivatives	(41,504)	(12)	(41,516)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	675	—	675
Forward Currency Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	675	—	675
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International Value Fund
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,177,240
Gross Unrealized Appreciation	1,910,164
Gross Unrealized Depreciation	(1,527,799)
Net Unrealized Appreciation (Depreciation)	382,365
G.  During the six months ended April 30, 2022, the fund purchased $2,979,593,000 of investment securities and sold $2,642,799,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	34,690	104,505
Issued in Lieu of Cash Distributions	14,416	4,428
Redeemed	(33,878)	(50,767)
Net Increase (Decrease) in Shares Outstanding	15,228	58,166
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Lazard Asset Management LLC (Lazard); and Sprucegrove Investment Management Ltd. (Sprucegrove). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike classic value managers, ARGA does not rely specifically on regression to the mean. Its deep value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.
Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at
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Lazard employs bottom-up stock selection to identify stocks with sustainable financial productivity and attractive valuations overlooked by most market participants. The investment process seeks to take advantage of three types of market inefficiencies: compounders, mispriced companies, and restructuring. The investment process leverages collaboration between the portfolio management team and Lazard’s global research platform, including an experienced team of global sector analysts who perform deep fundamental analysis of individual companies. Lazard has managed a portion of the fund since 2006.
Sprucegrove. Sprucegrove is a Toronto-based boutique asset manager focused on serving institutional clients by applying a disciplined quality value philosophy focused on international and global equities. The investment team at Sprucegrove employs a relative value approach by identifying high-quality companies translating to a defensive, lower risk strategy over the long term. The investment process begins with a bottom-up idea generation process, where analysts identify high-quality companies using five pillars: above-average and consistent profitability, sustainable competitive advantages, financial strength, growth opportunities, and capable management. The investment process also involves analysts reviewing a decade of annual reports and balance sheets, understanding the fundamentals of both the company and its competitors, and ultimately coming to normalized projections of return on equity (ROE). Sprucegrove has managed a portion of the fund since 2020.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of ARGA, Lazard, or Sprucegrove in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with ARGA, Lazard, and Sprucegrove. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q462 062022

Semiannual Report  |  April 30, 2022
Vanguard Diversified Equity Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Diversified Equity Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$836.50	$1.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.01	1.81
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fund's annualized expense figure for that period is 0.36%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Diversified Equity Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard U.S. Growth Fund Investor Shares	28.7%
Vanguard WindsorTM Fund Investor Shares	20.6
Vanguard Growth and Income Fund Investor Shares	20.5
Vanguard Windsor II Fund Investor Shares	15.6
Vanguard ExplorerTM Fund Investor Shares	10.0
Vanguard Mid-Cap Growth Fund	4.6
The table reflects the fund's investments, except for short-term investments.
3

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	14,718,083	685,274
Vanguard Windsor Fund Investor Shares	21,203,878	493,202
Vanguard Growth and Income Fund Investor Shares	8,698,421	490,765
Vanguard Windsor II Fund Investor Shares	9,025,657	373,030
Vanguard Explorer Fund Investor Shares	2,269,951	238,481
Vanguard Mid-Cap Growth Fund	5,330,436	111,033
Total Investments (100.0%) (Cost $1,733,848)		2,391,785
Other Assets and Liabilities—Net (0.0%)		1,090
Net Assets (100%)		2,392,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,733,848)	2,391,785
Receivables for Investment Securities Sold	565
Receivables for Capital Shares Issued	1,708
Total Assets	2,394,058
Liabilities
Due to Custodian	163
Payables for Capital Shares Redeemed	1,020
Total Liabilities	1,183
Net Assets	2,392,875
At April 30, 2022, net assets consisted of:

Paid-in Capital	1,478,807
Total Distributable Earnings (Loss)	914,068
Net Assets	2,392,875
Net Assets
Applicable to 54,325,522 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,392,875
Net Asset Value Per Share	$44.05
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,700
Net Investment Income—Note B	10,700
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	331,854
Affiliated Funds Sold	2,659
Realized Net Gain (Loss)	334,513
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(820,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	(475,257)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,700	19,851
Realized Net Gain (Loss)	334,513	126,784
Change in Unrealized Appreciation (Depreciation)	(820,470)	757,953
Net Increase (Decrease) in Net Assets Resulting from Operations	(475,257)	904,588
Distributions
Total Distributions	(196,729)	(129,748)
Capital Share Transactions
Issued	192,456	591,473
Issued in Lieu of Cash Distributions	182,595	121,380
Redeemed	(275,559)	(441,166)
Net Increase (Decrease) from Capital Share Transactions	99,492	271,687
Total Increase (Decrease)	(572,494)	1,046,527
Net Assets
Beginning of Period	2,965,369	1,918,842
End of Period	2,392,875	2,965,369
See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.40	$40.98	$37.95	$35.88	$35.57	$30.76
Investment Operations
Net Investment Income[1]	.197	.385	.452	.455	.395	.428
Capital Gain Distributions Received[1]	6.125	2.294	1.866	3.087	1.686	1.064
Net Realized and Unrealized Gain (Loss) on Investments	(14.919)	15.438	3.447	.575	.206	5.627
Total from Investment Operations	(8.597)	18.117	5.765	4.117	2.287	7.119
Distributions
Dividends from Net Investment Income	(.317)	(.346)	(.369)	(.383)	(.358)	(.414)
Distributions from Realized Capital Gains	(3.436)	(2.351)	(2.366)	(1.664)	(1.619)	(1.895)
Total Distributions	(3.753)	(2.697)	(2.735)	(2.047)	(1.977)	(2.309)
Net Asset Value, End of Period	$44.05	$56.40	$40.98	$37.95	$35.88	$35.57
Total Return[2]	-16.35%	45.67%	15.73%	12.82%	6.55%	24.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,393	$2,965	$1,919	$1,789	$1,709	$1,439
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.36%	0.35%	0.35%	0.35%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.76%	1.19%	1.27%	1.07%	1.31%
Portfolio Turnover Rate	7%	6%	14%	9%	8%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
9

Diversified Equity Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,734,433
Gross Unrealized Appreciation	761,454
Gross Unrealized Depreciation	(104,102)
Net Unrealized Appreciation (Depreciation)	657,352
10

Diversified Equity Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	3,765	11,844
Issued in Lieu of Cash Distributions	3,454	2,628
Redeemed	(5,467)	(8,723)
Net Increase (Decrease) in Shares Outstanding	1,752	5,749
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Explorer Fund	295,430	39,796	1,191	46	(95,600)	540	39,256	238,481
Vanguard Growth and Income Fund	596,559	77,422	62,242	1,318	(122,292)	3,468	73,955	490,765
Vanguard Market Liquidity Fund	145	NA1	NA1	—	—	—	—	—
Vanguard Mid-Cap Growth Fund	147,655	38,973	—	—	(75,595)	18	35,761	111,033
Vanguard U.S. Growth Fund	893,949	192,512	3,707	(538)	(396,942)	15	100,709	685,274
Vanguard Windsor Fund	587,802	62,877	94,401	2,172	(65,248)	4,024	54,102	493,202
Vanguard Windsor II Fund	442,795	31,224	35,857	(339)	(64,793)	2,635	28,071	373,030
Total	2,964,335	442,804	197,398	2,659	(820,470)	10,700	331,854	2,391,785
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
12

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Diversified Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6082 062022

Semiannual Report   |   April 30, 2022
Vanguard Emerging Markets Select Stock Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	21
Liquidity Risk Management	23

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Emerging Markets Select Stock Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$835.40	$3.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.83	4.01
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.80%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Select Stock Fund
Fund Allocation
As of April 30, 2022
China	27.4%
Taiwan	11.8
India	11.6
Brazil	11.4
South Korea	7.8
Hong Kong	5.6
United States	3.8
Indonesia	3.5
South Africa	3.0
Thailand	2.2
United Kingdom	1.9
Mexico	1.7
Canada	1.5
Other	6.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.4%)
Brazil (10.7%)
	Petroleo Brasileiro SA ADR (XNYS)	1,203,199	16,327
	Vale SA Class B ADR	796,866	13,459
	Cia Energetica de Minas Gerais Preference Shares	2,773,281	8,229
	Ambev SA	2,273,066	6,676
	Raizen SA Preference Shares	4,009,735	5,596
	Banco Bradesco SA ADR	1,332,641	4,798
	Itau Unibanco Holding SA ADR	869,703	4,166
	Itau Unibanco Holding SA Preference Shares	763,200	3,685
	B3 SA - Brasil Bolsa Balcao	1,214,700	3,268
	Banco Bradesco SA Preference Shares	701,400	2,551
	Petroleo Brasileiro SA	357,173	2,416
	Petroleo Brasileiro SA ADR	187,465	2,300
*	Azul SA ADR	158,231	2,117
	Light SA	887,000	1,602
	Telefonica Brasil SA	137,000	1,474
	Cia de Saneamento Basico do Estado de Sao Paulo	146,347	1,318
	Banco Do Brasil SA	161,400	1,084
	Magazine Luiza SA	618,620	611
	Gerdau SA Preference Shares	96,600	547
	Caixa Seguridade Participacoes SA	321,236	509
	Raia Drogasil SA	94,070	398
[1]	Hapvida Participacoes e Investimentos SA	178,162	316
	Hypera SA	39,024	295
	Totvs SA	35,700	231
			83,973
Canada (1.4%)
	First Quantum Minerals Ltd.	210,316	6,030
	Lundin Mining Corp.	340,666	3,111
	Parex Resources Inc.	90,005	1,754
*	Valeura Energy Inc.	264,800	103
			10,998
		Shares	Market Value• ($000)
Chile (0.2%)
[2]	Sociedad Quimica y Minera de Chile SA ADR	20,616	1,521
China (25.9%)
	Tencent Holdings Ltd.	610,412	28,766
*	Alibaba Group Holding Ltd.	1,740,579	21,231
	China Merchants Bank Co. Ltd. Class H	1,289,368	7,771
*,1	Meituan Class B	309,392	6,629
	Ping An Insurance Group Co. of China Ltd. Class H	959,527	6,065
*	Trip.com Group Ltd. ADR	254,340	6,015
	Zijin Mining Group Co. Ltd. Class H	3,794,446	5,525
	China Overseas Land & Investment Ltd.	1,692,575	5,229
	China Construction Bank Corp. Class H	7,163,694	5,103
	Anhui Conch Cement Co. Ltd. Class H	839,391	4,561
*	Aluminum Corp. of China Ltd. Class H	9,023,233	4,138
	Baoshan Iron & Steel Co. Ltd. Class A	3,834,068	3,731
*	Baidu Inc. ADR	27,944	3,470
	Ping An Bank Co. Ltd. Class A	1,438,474	3,325
*	Shanghai International Airport Co. Ltd. Class A	439,807	3,274
*	JD.com Inc. Class A	104,820	3,268
[1]	Ganfeng Lithium Co. Ltd. Class H	271,780	3,253
	Geely Automobile Holdings Ltd.	2,090,301	3,232
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	49,100	3,002
	Li Ning Co. Ltd.	381,268	2,972
[1]	WuXi AppTec Co. Ltd. Class H	209,976	2,856
*	Brilliance China Automotive Holdings Ltd.	3,486,000	2,604
	Contemporary Amperex Technology Co. Ltd. Class A	40,800	2,494
4

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class H	3,869,666	2,333
*	Baidu Inc. Class A	131,586	2,098
	Nine Dragons Paper Holdings Ltd.	2,355,888	2,081
*	Dongfeng Motor Group Co. Ltd. Class H	2,838,000	2,070
	China Longyuan Power Group Corp. Ltd. Class H	1,013,350	1,955
	Haier Smart Home Co. Ltd. Class H	544,600	1,924
	Muyuan Foods Co. Ltd.Class A	241,670	1,896
*	KE Holdings Inc. ADR	133,284	1,890
	China Tourism Group Duty Free Corp. Ltd. Class A	69,296	1,886
*	Air China Ltd. Class H	2,693,020	1,815
	Weichai Power Co. Ltd. Class H	1,214,408	1,696
	ENN Energy Holdings Ltd.	111,241	1,490
[1]	Pharmaron Beijing Co. Ltd. Class H	118,086	1,483
	Midea Group Co. Ltd. Class A	159,986	1,373
	Shenzhou International Group Holdings Ltd.	93,700	1,271
	Lufax Holding Ltd. ADR	227,315	1,262
	Yunnan Energy New Material Co. Ltd. Class A	41,300	1,258
*	XPeng Inc. Class A ADR	50,426	1,241
	Suofeiya Home Collection Co. Ltd. Class A	354,790	1,093
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	432,854	1,061
	China National Building Material Co. Ltd. Class H	748,093	996
*	Yihai International Holding Ltd.	343,690	968
[1]	CSC Financial Co. Ltd. Class H	1,043,657	961
	NetEase Inc.	49,711	952
*	Kingdee International Software Group Co. Ltd.	462,075	943
	China Oilfield Services Ltd. Class H	900,508	922
	Proya Cosmetics Co. Ltd. Class A	29,920	913
	China Yangtze Power Co. Ltd. Class A	263,500	906
*,1	Kuaishou Technology	95,900	783
	China Gas Holdings Ltd.	641,547	782
	Sinoma Science & Technology Co. Ltd. Class A	239,600	730
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	64,700	726
[1]	Longfor Group Holdings Ltd.	143,257	710
		Shares	Market Value• ($000)
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	39,560	702
	Zhongsheng Group Holdings Ltd.	103,811	686
	CIFI Holdings Group Co. Ltd.	1,395,602	671
*	Trip.com Group Ltd.	27,928	660
	Xtep International Holdings Ltd.	434,773	633
[1]	Haidilao International Holding Ltd.	325,000	631
	China Pacific Insurance Group Co. Ltd. Class H	280,722	622
	Anker Innovations Technology Co. Ltd. Class A	72,400	620
*	Zai Lab Ltd. ADR	15,440	617
	ANTA Sports Products Ltd.	51,613	593
*,1	China Youran Dairy Group Ltd.	1,444,041	585
	China Vanke Co. Ltd. Class H	242,800	573
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	184,830	569
	Yunnan Botanee Bio-Technology Group Co. Ltd.Class A	17,600	525
*	Tencent Music Entertainment Group ADR	120,430	512
	China Railway Group Ltd. Class A	462,000	495
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	550,100	481
*	Grand Baoxin Auto Group Ltd.	6,482,000	466
*	JD.com Inc. ADR	7,525	464
	CSPC Pharmaceutical Group Ltd.	441,199	451
	Sany Heavy Industry Co. Ltd. Class A	175,300	436
	Country Garden Services Holdings Co. Ltd.	93,740	395
*	XPeng Inc. Class A	31,278	389
*	Alibaba Group Holding Ltd. ADR	3,968	385
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	383
*	Qinghai Salt Lake Industry Co. Ltd. Class A	82,300	358
	Ping An Bank Co. Ltd. Class A (XSHE)	149,300	345
	Metallurgical Corp of China Ltd. Class A	651,900	344
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	293,518	313
*	Dada Nexus Ltd. ADR	39,391	301
	Angang Steel Co. Ltd.Class A	558,400	292
	NetEase Inc. ADR	3,049	291

5

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Yifeng Pharmacy Chain Co. Ltd. Class A	51,200	284
	Glodon Co. Ltd. Class A (XSHE)	40,600	282
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	42,600	281
	Citic Pacific Ltd.	259,357	268
*	Burning Rock Biotech Ltd. ADR	44,762	247
	Zhejiang HangKe Technology Inc. Co Class A	32,552	214
*	Yatsen Holding Ltd. ADR	346,427	213
*	GDS Holdings Ltd. ADR	6,103	192
*,1	Asymchem Laboratories Tianjin Co. Ltd. Class H	8,208	177
*	Vnet Group Inc. ADR	27,415	164
	Amoy Diagnostics Co. Ltd. Class A	22,808	157
*	Nayuki Holdings Ltd.	260,130	154
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	15,616	151
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	151
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	2,300	109
	Jinyu Bio-Technology Co. Ltd. Class A	76,200	96
*,1	Akeso Inc.	50,766	95
*,1	Remegen Co. Ltd. Class H	22,359	93
*,1	Venus MedTech Hangzhou Inc. Class H	48,977	90
*,1	Wuxi Biologics Cayman Inc.	11,134	82
*	New Oriental Educatio Sp ADR	6,089	76
	Guangzhou Wondfo Biotech Co. Ltd.	11,400	75
*	TAL Education Group ADR	16,002	54
	Angang Steel Co. Ltd. Class H	103,662	45
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	6,500	45
*,3	Tianhe Chemicals Group Ltd.	4,142,000	—
			202,565
Czech Republic (0.8%)
	CEZ A/S	98,525	4,223
	Komercni banka A/S	55,233	1,814
			6,037
Egypt (0.0%)
	Commercial International Bank Egypt SAE GDR (Registered)	1	—
		Shares	Market Value• ($000)
Greece (0.5%)
*	Alpha Services and Holdings SA	2,944,249	3,314
	Hellenic Telecommunications Organization SA	46,235	890
			4,204
Hong Kong (5.3%)
	Galaxy Entertainment Group Ltd.	1,838,094	10,489
	Pacific Basin Shipping Ltd.	14,857,308	6,817
	Orient Overseas International Ltd.	166,618	4,598
	Lenovo Group Ltd.	4,226,000	4,103
*	Yue Yuen Industrial Holdings Ltd.	2,572,000	3,783
	AIA Group Ltd.	226,037	2,221
*	Cathay Pacific Airways Ltd.	2,116,640	2,115
	VTech Holdings Ltd.	289,500	2,048
*	Sands China Ltd.	920,259	2,028
	Minth Group Ltd.	424,000	999
*	Melco Resorts & Entertainment Ltd. ADR	115,612	661
*,1	ESR Cayman Ltd.	157,806	479
*	BeiGene Ltd.	30,875	387
*	BeiGene Ltd. ADR	2,375	380
	Microport Scientific Corp.	56,646	111
			41,219
Hungary (0.9%)
*	OTP Bank Nyrt	224,399	6,694
	MOL Hungarian Oil & Gas plc	40,321	342
			7,036
India (11.0%)
	Reliance Industries Ltd.	617,300	22,366
	Housing Development Finance Corp. Ltd.	188,539	5,440
	Shriram Transport Finance Co. Ltd.	340,868	5,295
	Larsen & Toubro Ltd.	225,500	4,956
*	Axis Bank Ltd.	519,826	4,900
	ICICI Bank Ltd. ADR	254,336	4,843
	Aurobindo Pharma Ltd.	524,778	4,291
	UltraTech Cement Ltd.	44,846	3,862
*	Bharti Airtel Ltd (XNSE)	397,215	3,812
	Tata Consultancy Services Ltd.	78,989	3,640
	Tech Mahindra Ltd.	186,475	3,045
	State Bank of India	377,274	2,423
	Infosys Ltd. ADR	117,447	2,334
[1]	HDFC Life Insurance Co. Ltd.	306,217	2,322
	Kotak Mahindra Bank Ltd.	97,534	2,262
	Piramal Enterprises Ltd.	61,771	1,730
	Mahindra & Mahindra Ltd.	124,024	1,486
	Power Grid Corp. of India Ltd.	385,039	1,141
[1]	ICICI Lombard General Insurance Co. Ltd.	52,443	872
	Dabur India Ltd.	82,937	600
	Apollo Hospitals Enterprise Ltd.	10,204	591

6

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	ICICI Bank Ltd.	55,389	532
[1]	SBI Life Insurance Co. Ltd.	35,719	513
	Bharat Electronics Ltd.	162,091	502
	UPL Ltd.	46,489	496
	Tata Steel Ltd.	29,118	478
	Glenmark Life Sciences Ltd.	68,860	425
*	Fortis Healthcare Ltd.	94,250	327
	PI Industries Ltd.	6,534	242
*	Bharti Airtel Ltd.	31,104	138
			85,864
Indonesia (3.3%)
	Bank Rakyat Indonesia Persero Tbk PT	39,645,266	13,209
	Bank Mandiri Persero Tbk PT	8,686,000	5,334
	Telkom Indonesia Persero Tbk PT	8,820,437	2,808
	Semen Indonesia Persero Tbk PT	4,366,400	1,927
	Bank Central Asia Tbk PT	2,989,755	1,677
*	Mitra Adiperkasa Tbk PT	5,998,102	373
	Aneka Tambang Tbk	1,231,000	220
			25,548
Japan (0.1%)
*	Universal Entertainment Corp.	40,900	732
Kenya (0.1%)
*	Equity Group Holdings plc	2,706,614	1,120
Mexico (1.6%)
	Grupo Financiero Banorte SAB de CV Class O	883,460	5,832
*	Cemex SAB de CV ADR	979,519	4,310
	Wal-Mart de Mexico SAB de CV	490,227	1,734
	Grupo Mexico SAB de CV Series B	125,863	589
	Qualitas Controladora SAB de CV	83,544	450
			12,915
Netherlands (0.1%)
	ASML Holding NV	2,148	1,219
Other (0.7%)
[4]	Vanguard FTSE Emerging Markets ETF	121,881	5,294
Philippines (0.3%)
	Bdo Unibank Inc.	901,347	2,227
	Ayala Land Inc.	832,200	508
			2,735
Poland (0.2%)
	KGHM Polska Miedz SA	30,774	995
*,1	Allegro.eu SA	133,365	686
			1,681
Romania (0.3%)
	Banca Transilvania SA	4,352,156	2,198
Russia (0.0%)
[3]	MMC Norilsk Nickel PJSC ADR	200,203	—
[3]	Sberbank of Russia PJSC	341,441	—
		Shares	Market Value• ($000)
[3]	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
[3]	Magnit PJSC GDR (Registered)	62,637	—
[3]	MMC Norilsk Nickel PJSC	1,247	—
[3]	Sberbank of Russia PJSC ADR	759,162	—
[3]	LUKOIL PJSC ADR	102,385	—
[3]	Gazprom PJSC ADR	463,423	—
[3]	Novatek PJSC GDR (Registered)	6,724	—
*,2,3	Ozon Holdings plc ADR	37,493	—
			—
Saudi Arabia (0.1%)
	Saudi Basic Industries Corp.	11,897	412
	SABIC Agri-Nutrients Co.	5,433	234
			646
Singapore (0.7%)
	Wilmar International Ltd.	1,612,000	5,139
*	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,242,476	—
			5,139
South Africa (2.8%)
*	Sasol Ltd.	220,687	5,406
	AngloGold Ashanti Ltd. ADR	263,313	5,377
	FirstRand Ltd.	892,467	3,844
	Impala Platinum Holdings Ltd.	188,855	2,443
	Gold Fields Ltd.	111,984	1,517
	Reunert Ltd.	404,483	1,128
	Sibanye Stillwater Ltd.	209,645	725
	Old Mutual Ltd. (XZIM)	728,169	584
	Rand Merchant Investment Holdings Ltd.	272,093	468
	Harmony Gold Mining Co. Ltd.	109,898	448
*	Discovery Ltd.	5,313	51
			21,991
South Korea (7.3%)
	Samsung Electronics Co. Ltd.	288,099	15,354
	SK Hynix Inc.	70,635	6,190
	LG Chem Ltd.	11,873	4,863
	Hyundai Motor Co.	30,927	4,487
	POSCO Holdings Inc.	16,576	3,785
	DB Insurance Co. Ltd.	67,580	3,609
	Hankook Tire & Technology Co. Ltd.	128,630	3,531
	Samsung Electronics Co. Ltd. Preference Shares	65,745	3,082
	Samsung SDI Co. Ltd.	6,371	3,035
	Shinhan Financial Group Co. Ltd.	66,550	2,211
	Hana Financial Group Inc.	59,426	2,206
	KB Financial Group Inc.	32,680	1,520
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,091	1,517
	Doosan Bobcat Inc.	33,254	1,081

7

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	NAVER Corp.	4,167	928
			57,399
Taiwan (11.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,631,650	47,587
	MediaTek Inc.	326,756	9,008
	Hon Hai Precision Industry Co. Ltd.	2,349,685	8,050
	Lite-On Technology Corp.	2,052,000	4,496
*	Yageo Corp.	232,655	3,140
	Compal Electronics Inc.	3,564,000	2,674
	Elite Material Co. Ltd.	347,000	2,566
	United Integrated Services Co. Ltd.	388,000	2,346
	Realtek Semiconductor Corp.	104,638	1,420
	Parade Technologies Ltd.	25,938	1,234
	ASE Technology Holding Co. Ltd.	270,678	864
	Airtac International Group	23,883	648
	ASPEED Technology Inc.	7,158	629
	China Steel Corp.	490,872	595
	Nan Ya Printed Circuit Board Corp.	37,603	499
	Globalwafers Co. Ltd.	28,456	496
	ASMedia Technology Inc.	8,790	414
	Feng TAY Enterprise Co. Ltd.	36,000	232
			86,898
Thailand (2.1%)
*	SCB X PCL NVDR	1,466,800	4,925
	Charoen Pokphand Foods PCL	5,736,000	4,029
	Kasikornbank PCL NVDR	534,579	2,366
	Bangkok Bank PCL NVDR	469,100	1,769
	Kasikornbank PCL	191,064	846
	CP ALL PCL	442,345	834
	Bangkok Bank PCL (Registered)	215,800	814
	PTT Exploration & Production PCL	110,200	482
	Central Pattana PCL	145,170	255
	Bangkok Dusit Medical Services PCL Class F	332,200	249
			16,569
Turkey (0.7%)
	Akbank TAS	4,650,486	2,787
	Tofas Turk Otomobil Fabrikasi A/S	471,180	2,495
			5,282
United Arab Emirates (0.7%)
	Abu Dhabi Commercial Bank PJSC	1,886,050	5,214
	Emaar Properties PJSC	110,997	191
			5,405
United Kingdom (1.8%)
	Standard Chartered plc	1,136,622	7,770
	Antofagasta plc	122,965	2,354
	Fresnillo plc	237,806	2,301
	Anglo American plc	21,347	946
		Shares	Market Value• ($000)
	Polymetal International plc	121,016	372
*	Bank of Cyprus Holdings plc	161,536	179
	Hikma Pharmaceuticals plc	7,047	166
			14,088
United States (3.6%)
	Credicorp Ltd.	35,936	4,991
	Freeport-McMoRan Inc.	118,857	4,820
	Cognizant Technology Solutions Corp. Class A	57,337	4,638
*	Flex Ltd.	241,216	3,978
*	MercadoLibre Inc.	3,262	3,176
*	Copa Holdings SA Class A	23,156	1,745
*	Coupang Inc.	112,515	1,448
*	Afya Ltd. Class A	89,425	1,351
*	Sea Ltd. ADR	15,193	1,257
	Yum China Holdings Inc.	7,793	326
	Patria Investments Ltd. Class A	16,100	263
*	StoneCo. Ltd. Class A	18,159	171
*,3	Yandex NV Class A	11,746	—
			28,164
Vietnam (0.1%)
[1]	Vinhomes JSC	181,402	512
Total Common Stocks (Cost $726,928)			738,952
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[5,6]	Vanguard Market Liquidity Fund, 0.409% (Cost $40,306)	403,143	40,310
Total Investments (99.5%) (Cost $767,234)			779,262
Other Assets and Liabilities—Net (0.5%)			3,839
Net Assets (100%)			783,101
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $24,279,000, representing 3.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,402,000.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,969,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

8

Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2022	497	26,276	(356)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/9/22	IDR	719,813	USD	50	—	—
State Street Bank & Trust Co.	5/9/22	USD	4	SAR	15	—	—
						—	—
IDR—Indonesian rupiah.
SAR—Saudi Arabia Riyal.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $721,452)	733,658
Affiliated Issuers (Cost $45,782)	45,604
Total Investments in Securities	779,262
Investment in Vanguard	29
Cash	2,695
Cash Collateral Pledged—Futures Contracts	1,657
Foreign Currency, at Value (Cost $1,332)	1,334
Receivables for Investment Securities Sold	3,715
Receivables for Accrued Income	4,703
Receivables for Capital Shares Issued	305
Variation Margin Receivable—Futures Contracts	110
Unrealized Appreciation—Forward Currency Contracts	—
Total Assets	793,810
Liabilities
Payables for Investment Securities Purchased	3,564
Collateral for Securities on Loan	1,969
Payables to Investment Advisor	993
Payables for Capital Shares Redeemed	2,113
Payables to Vanguard	99
Unrealized Depreciation—Forward Currency Contracts	—
Foreign Capital Gain Taxes Payable	4
Deferred Foreign Capital Gains Taxes	1,967
Total Liabilities	10,709
Net Assets	783,101
1 Includes $1,402 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	806,413
Total Distributable Earnings (Loss)	(23,312)
Net Assets	783,101

Net Assets
Applicable to 37,040,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	783,101
Net Asset Value Per Share	$21.14

See accompanying Notes, which are an integral part of the Financial Statements.
10

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	13,264
Dividends—Affiliated Issuers	27
Interest—Unaffiliated Issuers	1
Interest—Affiliated Issuers	37
Securities Lending—Net	16
Total Income	13,345
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,332
Performance Adjustment	(96)
The Vanguard Group—Note C
Management and Administrative	1,166
Marketing and Distribution	48
Custodian Fees	97
Shareholders’ Reports	22
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	3,577
Net Investment Income	9,768
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers[2]	(26,406)
Investment Securities Sold—Affiliated Issuers	(239)
Futures Contracts	(7,589)
Forward Currency Contracts	1
Foreign Currencies	(332)
Realized Net Gain (Loss)	(34,564)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	(133,656)
Investment Securities—Affiliated Issuers	(197)
Futures Contracts	(117)
Forward Currency Contracts	—
Foreign Currencies	31
Change in Unrealized Appreciation (Depreciation)	(133,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,735)
1	Dividends are net of foreign withholding taxes of $1,532,000.
2	Realized gain (loss) is net of foreign capital gain taxes of ($36,000) .
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,191,000).

See accompanying Notes, which are an integral part of the Financial Statements.
11

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,768	15,932
Realized Net Gain (Loss)	(34,564)	57,460
Change in Unrealized Appreciation (Depreciation)	(133,939)	77,997
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,735)	151,389
Distributions
Total Distributions	(59,107)	(8,567)
Capital Share Transactions
Issued	99,369	384,600
Issued in Lieu of Cash Distributions	50,609	7,584
Redeemed	(123,444)	(230,893)
Net Increase (Decrease) from Capital Share Transactions	26,534	161,291
Total Increase (Decrease)	(191,308)	304,113
Net Assets
Beginning of Period	974,409	670,296
End of Period	783,101	974,409

See accompanying Notes, which are an integral part of the Financial Statements.
12

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.09	$22.18	$21.87	$19.68	$22.56	$18.27
Investment Operations
Net Investment Income[1]	.263	.457	.298	.474[2]	.414	.413
Net Realized and Unrealized Gain (Loss) on Investments	(4.552)	4.729	.483	2.208	(2.943)	4.129
Total from Investment Operations	(4.289)	5.186	.781	2.682	(2.529)	4.542
Distributions
Dividends from Net Investment Income	(.486)	(.276)	(.471)	(.492)	(.351)	(.252)
Distributions from Realized Capital Gains	(1.175)	—	—	—	—	—
Total Distributions	(1.661)	(.276)	(.471)	(.492)	(.351)	(.252)
Net Asset Value, End of Period	$21.14	$27.09	$22.18	$21.87	$19.68	$22.56
Total Return[3]	-16.46%	23.44%	3.51%	13.96%	-11.39%	25.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$783	$974	$670	$702	$564	$646
Ratio of Total Expenses to Average Net Assets[4]	0.80%	0.84%	0.85%	0.93%	0.94%	0.92%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.65%	1.43%	2.25%[2]	1.85%	2.04%
Portfolio Turnover Rate	20%	48%	52%	46%	76%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.071 and 0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.02%, (0.01%), 0.07%, 0.05%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.
13

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2022, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
14

Emerging Markets Select Stock Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
15

Emerging Markets Select Stock Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
16

Emerging Markets Select Stock Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	The investment advisory firms Wellington Management Company llp, Baillie Gifford Overseas Ltd., Oaktree Capital Management, L.P., and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp, Baillie Gifford Overseas Ltd., Oaktree Capital Management, L.P., and Pzena Investment Management, LLC are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.52% of the fund’s average net assets, before a net decrease of $96,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
17

Emerging Markets Select Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $29,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	137,571	—	—	137,571
Common Stocks—Other	36,283	565,098	—	601,381
Temporary Cash Investments	40,310	—	—	40,310
Total	214,164	565,098	—	779,262
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	356	—	—	356
Forward Currency Contracts	—	—	—	—
Total	356	—	—	356
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	—	—
Total Assets	—	—	—
18

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	356	—	356
Unrealized Depreciation—Forward Currency Contracts	—	—	—
Total Liabilities	356	—	356
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,589)	—	(7,589)
Forward Currency Contracts	—	1	1
Realized Net Gain (Loss) on Derivatives	(7,589)	1	(7,588)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(117)	—	(117)
Forward Currency Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	(117)	—	(117)
F.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	777,305
Gross Unrealized Appreciation	128,685
Gross Unrealized Depreciation	(127,084)
Net Unrealized Appreciation (Depreciation)	1,601
G.	During the six months ended April 30, 2022, the fund purchased $168,837,000 of investment securities and sold $185,800,000 of investment securities, other than temporary cash investments.
19

Emerging Markets Select Stock Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	4,074	13,807
Issued in Lieu of Cash Distributions	2,150	294
Redeemed	(5,148)	(8,359)
Net Increase (Decrease) in Shares Outstanding	1,076	5,742
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,764	9,747	5,788	(233)	(196)	27	—	5,294
Vanguard Market Liquidity Fund	59,595	NA1	NA1	(6)	(1)	37	1	40,310
Total	61,359	9,747	5,788	(239)	(197)	64	1	45,604
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
20

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Oaktree Fund Advisors, LLC (Oaktree), Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a classic value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.
Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio manager for Oaktree’s portion of the fund has more than 20 years of investment experience and is supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental
21

research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s emerging markets equity team focuses on companies it believes possess the most substantial growth prospects over the next 5 to 10 years. The team’s deep, differentiated analysis and intentional regional rotations avoid home bias and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies the team believes has the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, Oaktree, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, Oaktree, Baillie Gifford, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
22

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
23

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7522 062022

Semiannual Report   |   April 30, 2022
Vanguard Alternative Strategies Fund

Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	23
Liquidity Risk Management	25

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
Alternative Strategies Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,016.10	$3.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.22	3.61
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.72%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Alternative Strategies Fund
Fund Allocation
As of April 30, 2022
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	2.5%	4.0%
Consumer Discretionary	6.8	14.9
Consumer Staples	10.7	1.5
Energy	2.0	7.0
Financials	5.5	—
Health Care	17.1	20.7
Industrials	9.0	9.1
Information Technology	29.2	33.4
Materials	4.4	6.0
Real Estate	6.8	3.4
Utilities	6.0	—
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Alternative Strategies Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (29.3%)
Communication Services (0.8%)
[1]	Electronic Arts Inc.	906	107
[1]	Verizon Communications Inc.	2,155	100
*,1	Alphabet Inc. Class A	43	98
[1]	Comcast Corp. Class A	2,319	92
*,1	Walt Disney Co.	786	88
[1]	AT&T Inc.	4,660	88
*,1	Liberty Broadband Corp. Class C	777	87
*,1	Charter Communications Inc. Class A	183	78
*,1	T-Mobile US Inc.	507	62
*,1	Madison Square Garden Sports Corp.	209	34
			834
Consumer Discretionary (2.0%)
[1]	Dollar General Corp.	476	113
[1]	Genuine Parts Co.	867	113
[1]	McDonald's Corp.	452	113
[1]	Gentex Corp.	3,825	112
[1]	Service Corp. International	1,656	109
[1]	TJX Cos. Inc.	1,787	109
[1]	Yum! Brands Inc.	929	109
[1]	NIKE Inc. Class B	824	103
*,1	AutoZone Inc.	52	102
	Leggett & Platt Inc.	2,865	102
[1]	Tractor Supply Co.	506	102
*,1	O'Reilly Automotive Inc.	166	101
[1]	Wendy's Co.	5,108	101
	Lowe's Cos. Inc.	499	99
[1]	Columbia Sportswear Co.	1,200	98
[1]	Home Depot Inc.	326	98
[1]	Pool Corp.	237	96
[1]	Garmin Ltd.	855	94
[1]	VF Corp.	1,750	91
[1]	Starbucks Corp.	1,208	90
*,1	Amazon.com Inc.	36	89
[1]	Yum China Holdings Inc.	1,415	59
			2,203
Consumer Staples (3.1%)
	Sanderson Farms Inc.	7,630	1,445
[1]	Kimberly-Clark Corp.	891	124
[1]	Mondelez International Inc. Class A	1,883	121
[1]	Altria Group Inc.	2,162	120
	Hershey Co.	530	120
[1]	Flowers Foods Inc.	4,495	119
		Shares	Market Value• ($000)
[1]	Brown-Forman Corp. Class B	1,740	117
[1]	PepsiCo Inc.	683	117
[1]	Procter & Gamble Co.	726	117
[1]	J M Smucker Co.	856	117
[1]	McCormick & Co. Inc.	1,153	116
[1]	Archer-Daniels-Midland Co.	1,268	114
[1]	Coca-Cola Co.	1,762	114
	General Mills Inc.	1,569	111
[1]	Colgate-Palmolive Co.	1,400	108
[1]	Costco Wholesale Corp.	190	101
[1]	Philip Morris International Inc.	982	98
*,1	Post Holdings Inc.	1,200	89
	Casey's General Stores Inc.	292	59
[1]	Church & Dwight Co. Inc.	447	44
			3,471
Energy (0.6%)
*	Renewable Energy Group Inc.	3,710	227
[1]	Kinder Morgan Inc.	6,191	112
[1]	Williams Cos. Inc.	3,226	111
[1]	Chevron Corp.	676	106
[1]	Cheniere Energy Inc.	641	87
			643
Financials (1.6%)
[1]	CNA Financial Corp.	2,472	117
[1]	Hanover Insurance Group Inc.	764	112
[1]	W R Berkley Corp.	1,675	111
*,1	Berkshire Hathaway Inc. Class B	345	111
[1]	Arthur J Gallagher & Co.	654	110
[1]	Marsh & McLennan Cos. Inc.	672	109
	Travelers Cos. Inc.	635	109
[1]	Allstate Corp.	818	104
	Moody's Corp.	327	103
	Aflac Inc.	1,802	103
[1]	Brown & Brown Inc.	1,606	100
[1]	TFS Financial Corp.	6,660	100
	Nasdaq Inc.	628	99
[1]	Annaly Capital Management Inc.	15,312	98
[1]	Intercontinental Exchange Inc.	836	97
*,1	Markel Corp.	72	97
[1]	AGNC Investment Corp.	7,713	85
[1]	White Mountains Insurance Group Ltd.	19	20
			1,785

Alternative Strategies Fund
		Shares	Market Value• ($000)
Health Care (5.0%)
*	Intersect ENT Inc.	72,500	1,984
	Cerner Corp.	11,500	1,077
[1]	Merck & Co. Inc.	1,303	116
[1]	Bristol-Myers Squibb Co.	1,500	113
[1]	Johnson & Johnson	623	112
[1]	Thermo Fisher Scientific Inc.	200	111
[1]	UnitedHealth Group Inc.	216	110
[1]	AmerisourceBergen Corp. Class A	720	109
[1]	Becton Dickinson and Co.	436	108
[1]	Quest Diagnostics Inc.	798	107
*,1	Henry Schein Inc.	1,310	106
[1]	STERIS plc	471	106
[1]	Medtronic plc	1,010	105
[1]	Abbott Laboratories	918	104
[1]	Amgen Inc.	447	104
[1]	Baxter International Inc.	1,462	104
[1]	CVS Health Corp.	1,076	103
	Gilead Sciences Inc.	1,735	103
*,1	Mettler-Toledo International Inc.	81	103
*,1	QIAGEN NV	2,272	103
[1]	Danaher Corp.	395	99
[1]	Cooper Cos. Inc.	262	95
	Laboratory Corp. of America Holdings	396	95
*	Enovis Corp.	1,464	95
[1]	Agilent Technologies Inc.	785	94
[1]	Zoetis Inc.	525	93
			5,559
Industrials (2.6%)
*	Meritor Inc.	8,090	290
[1]	Carlisle Cos. Inc.	470	122
[1]	Republic Services Inc. Class A	898	121
[1]	Waste Management Inc.	715	118
[1]	General Dynamics Corp.	493	117
[1]	Hubbell Inc. Class B	599	117
[1]	Fastenal Co.	2,040	113
[1]	Allegion plc	992	113
[1]	Honeywell International Inc.	578	112
[1]	Norfolk Southern Corp.	425	110
[1]	Expeditors International of Washington Inc.	1,104	109
[1]	AMETEK Inc.	846	107
[1]	Illinois Tool Works Inc.	544	107
[1]	PACCAR Inc.	1,287	107
[1]	Verisk Analytics Inc. Class A	523	107
[1]	Lockheed Martin Corp.	246	106
[1]	IDEX Corp.	549	104
	3M Co.	722	104
	Eaton Corp. plc	691	100
[1]	Ingersoll Rand Inc.	2,250	99
	Union Pacific Corp.	419	98
[1]	AMERCO	179	96
[1]	BWX Technologies Inc.	1,854	96
[1]	Cummins Inc.	481	91
	Johnson Controls International plc	898	54
	MSC Industrial Direct Co. Inc. Class A	596	49
[1]	Schneider National Inc. Class B	1,475	35
[1]	Lennox International Inc.	134	28
			2,930
		Shares	Market Value• ($000)
Information Technology (8.6%)
*	NeoPhotonics Corp.	88,462	1,339
*	Vonage Holdings Corp.	58,200	1,162
*	Bottomline Technologies DE Inc.	20,342	1,152
*	Anaplan Inc.	16,668	1,083
*	Mimecast Ltd.	12,839	1,023
	Citrix Systems Inc.	6,500	651
[1]	Roper Technologies Inc.	252	118
*,1	Akamai Technologies Inc.	1,004	113
[1]	International Business Machines Corp.	856	113
*,1	Fiserv Inc.	1,141	112
[1]	Jack Henry & Associates Inc.	590	112
[1]	Texas Instruments Inc.	656	112
[1]	Automatic Data Processing Inc.	510	111
[1]	Amdocs Ltd.	1,399	111
[1]	Visa Inc. Class A	518	110
[1]	Broadridge Financial Solutions Inc.	754	109
[1]	Apple Inc.	683	108
[1]	Broadcom Inc.	195	108
[1]	Dolby Laboratories Inc. Class A	1,398	108
[1]	Paychex Inc.	843	107
[1]	Accenture plc Class A	357	107
[1]	Analog Devices Inc.	689	106
[1]	Amphenol Corp. Class A	1,471	105
[1]	Juniper Networks Inc.	3,344	105
[1]	Microsoft Corp.	373	104
[1]	Motorola Solutions Inc.	486	104
[1]	CDW Corp.	613	100
	Cisco Systems Inc.	1,989	97
*,1	Keysight Technologies Inc.	691	97
	NetApp Inc.	1,326	97
[1]	SS&C Technologies Holdings Inc.	1,478	96
*,1	VeriSign Inc.	530	95
[1]	Western Union Co.	5,678	95
*	Teledyne Technologies Inc.	213	92
[1]	Intuit Inc.	215	90
	Cognizant Technology Solutions Corp. Class A	518	42
			9,494
Materials (1.3%)
[1]	Packaging Corp. of America	755	122
[1]	Sherwin-Williams Co.	432	119
	International Paper Co.	2,536	117
[1]	Sonoco Products Co.	1,862	115
	Amcor plc	9,649	114
[1]	RPM International Inc.	1,352	112
[1]	Avery Dennison Corp.	611	110
[1]	Air Products and Chemicals Inc.	466	109
[1]	Ecolab Inc.	618	105
[1]	Ball Corp.	1,254	102
	AptarGroup Inc.	869	100
	Silgan Holdings Inc.	2,247	100
	International Flavors & Fragrances Inc.	803	97
			1,422
Real Estate (2.0%)
	WP Carey Inc.	1,436	116
[1]	Invitation Homes Inc.	2,826	113
[1]	Mid-America Apartment Communities Inc.	558	110

Alternative Strategies Fund
		Shares	Market Value• ($000)
[1]	AvalonBay Communities Inc.	478	109
[1]	Camden Property Trust	697	109
[1]	Alexandria Real Estate Equities Inc.	592	108
[1]	American Homes 4 Rent Class A	2,726	108
[1]	Duke Realty Corp.	1,967	108
[1]	Public Storage	291	108
[1]	Sun Communities Inc.	616	108
[1]	Equity Residential	1,317	107
	Gaming and Leisure Properties Inc.	2,418	107
[1]	Life Storage Inc.	807	107
	First Industrial Realty Trust Inc.	1,808	105
[1]	UDR Inc.	1,979	105
[1]	CubeSmart	2,172	103
[1]	Extra Space Storage Inc.	529	101
	Spirit Realty Capital Inc.	2,297	100
	Realty Income Corp.	1,420	98
	Healthpeak Properties Inc.	2,919	96
[1]	Equinix Inc.	75	54
	STORE Capital Corp.	989	28
			2,208
Utilities (1.7%)
[1]	Southern Co.	1,607	118
[1]	Ameren Corp.	1,237	115
[1]	CMS Energy Corp.	1,671	115
[1]	DTE Energy Co.	876	115
[1]	Consolidated Edison Inc.	1,220	113
	PPL Corp.	3,994	113
	Public Service Enterprise Group Inc.	1,631	113
[1]	Duke Energy Corp.	1,020	112
[1]	OGE Energy Corp.	2,886	112
[1]	American Electric Power Co. Inc.	1,118	111
[1]	Exelon Corp.	2,367	111
[1]	Dominion Energy Inc.	1,352	110
[1]	Atmos Energy Corp.	954	108
[1]	Alliant Energy Corp.	1,811	106
[1]	IDACORP Inc.	1,006	106
[1]	Avangrid Inc.	2,317	103
[1]	NextEra Energy Inc.	1,433	102
	Xcel Energy Inc.	766	56
			1,939
Total Common Stocks—Long Positions (Cost $27,297)			32,488
Temporary Cash Investments (16.9%)
Money Market Fund (16.9%)
[2]	Vanguard Market Liquidity Fund, 0.409% (Cost $18,659)	186,634	18,661
Common Stocks Sold Short (-7.5%)
Communication Services (-0.3%)
	Paramount Global Class B	(3,183)	(93)
*	Vimeo Inc.	(8,213)	(84)
*	Pinterest Inc. Class A	(4,070)	(83)
*	Roku Inc.	(838)	(78)
			(338)
Consumer Discretionary (-1.1%)
*	Norwegian Cruise Line Holdings Ltd.	(5,354)	(107)
*	Nordstrom Inc.	(3,931)	(101)
		Shares	Market Value• ($000)
*	Victoria's Secret & Co.	(2,144)	(101)
*	Carnival Corp.	(5,626)	(97)
*	Penn National Gaming Inc.	(2,492)	(91)
*	Tesla Inc.	(99)	(86)
*	Capri Holdings Ltd.	(1,750)	(83)
*	Royal Caribbean Cruises Ltd.	(1,007)	(78)
*	Peloton Interactive Inc. Class A	(4,368)	(77)
*	DraftKings Inc. Class A	(5,447)	(75)
*	DoorDash Inc. Class A	(903)	(74)
*	Chegg Inc.	(2,960)	(73)
*	Etsy Inc.	(670)	(62)
*	Vroom Inc.	(36,992)	(58)
*	Carvana Co. Class A	(804)	(47)
*	Wayfair Inc. Class A	(504)	(39)
			(1,249)
Consumer Staples (-0.1%)
*	Coty Inc. Class A	(13,012)	(105)
*	Freshpet Inc.	(212)	(20)
			(125)
Energy (-0.5%)
	NOV Inc.	(6,057)	(110)
	Occidental Petroleum Corp.	(1,943)	(107)
	APA Corp.	(2,554)	(105)
	Texas Pacific Land Corp.	(74)	(101)
	New Fortress Energy Inc. Class A	(2,351)	(91)
	Marathon Oil Corp.	(2,934)	(73)
			(587)
Health Care (-1.6%)
*	Biogen Inc.	(541)	(112)
*	Quidel Corp.	(1,030)	(104)
*	Definitive Healthcare Corp. Class A	(4,379)	(104)
*	Sarepta Therapeutics Inc.	(1,393)	(101)
*	Iovance Biotherapeutics Inc.	(6,564)	(99)
*	Novocure Ltd.	(1,253)	(96)
*	Guardant Health Inc.	(1,508)	(93)
*	Signify Health Inc. Class A	(6,636)	(92)
*	Sage Therapeutics Inc.	(2,894)	(91)
*	Moderna Inc.	(660)	(89)
*	Certara Inc.	(4,740)	(87)
*	Natera Inc.	(2,461)	(86)
*	agilon health Inc.	(4,843)	(86)
*	Oak Street Health Inc.	(4,618)	(84)
*	Maravai LifeSciences Holdings Inc. Class A	(2,742)	(84)
*	Exact Sciences Corp.	(1,261)	(69)
*	Nektar Therapeutics Class A	(16,611)	(69)
*	10X Genomics Inc. Class A	(1,447)	(69)
*	Adaptive Biotechnologies Corp.	(8,125)	(67)
*	Novavax Inc.	(917)	(41)
*	Teladoc Health Inc.	(250)	(8)
			(1,731)
Industrials (-0.7%)
*	United Airlines Holdings Inc.	(2,472)	(125)
*	American Airlines Group Inc.	(6,088)	(114)
	Spirit AeroSystems Holdings Inc. Class A	(2,378)	(100)
	Ingersoll Rand Inc.	(2,250)	(99)
*	Lyft Inc. Class A	(2,688)	(88)
*	Plug Power Inc.	(3,806)	(80)
*	Sunrun Inc.	(3,927)	(78)

Alternative Strategies Fund
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	(7,586)	(76)
			(760)
Information Technology (-2.5%)
*	Sabre Corp.	(10,649)	(111)
*	EPAM Systems Inc.	(387)	(103)
*	Jamf Holding Corp.	(3,302)	(102)
*	Everbridge Inc.	(2,352)	(101)
*	Crowdstrike Holdings Inc. Class A	(505)	(100)
*	New Relic Inc.	(1,547)	(98)
*	Teradata Corp.	(2,359)	(98)
*	Shift4 Payments Inc. Class A	(1,830)	(96)
*	Fastly Inc. Class A	(5,951)	(95)
*	Pure Storage Inc. Class A	(3,195)	(94)
*	Datadog Inc. Class A	(782)	(94)
*	Wolfspeed Inc.	(1,012)	(93)
*	Palantir Technologies Inc. Class A	(8,776)	(91)
*	MongoDB Inc. Class A	(253)	(90)
*	StoneCo Ltd. Class A	(9,570)	(90)
*	DoubleVerify Holdings Inc.	(4,134)	(90)
*	Enphase Energy Inc.	(548)	(88)
*	Paysafe Ltd.	(31,535)	(88)
*	Zscaler Inc.	(417)	(85)
*	Coupa Software Inc.	(973)	(84)
*	ViaSat Inc.	(2,296)	(84)
*	Bill.com Holdings Inc.	(493)	(84)
*	Block Inc. (XNYS)	(839)	(83)
*	Wix.com Ltd.	(1,076)	(81)
*	Trade Desk Inc. Class A	(1,304)	(77)
*	Cloudflare Inc. Class A	(877)	(76)
*	Unity Software Inc.	(1,144)	(76)
*	Snowflake Inc. Class A	(398)	(68)
*	Elastic NV	(809)	(62)
*	Twilio Inc. Class A	(410)	(46)
*	Informatica Inc. Class A	(2,219)	(43)
*	CommScope Holding Co. Inc.	(6,891)	(42)
		Shares	Market Value• ($000)
*	nCino Inc.	(1,097)	(41)
*	DocuSign Inc. Class A	(436)	(35)
			(2,789)
Materials (-0.5%)
*	Sylvamo Corp.	(3,134)	(140)
	Freeport-McMoRan Inc.	(2,438)	(99)
*	Cleveland-Cliffs Inc.	(3,686)	(94)
	United States Steel Corp.	(3,057)	(93)
	Alcoa Corp.	(1,156)	(78)
			(504)
Real Estate (-0.2%)
	Orion Office REIT Inc.	(7,519)	(101)
*	Opendoor Technologies Inc.	(13,712)	(96)
*	Zillow Group Inc. Class C	(1,190)	(47)
*	Zillow Group Inc. Class A	(971)	(38)
			(282)
Total Common Stocks Sold Short (Proceeds $11,623)			(8,365)
Other Assets and Other Liabilities—Net (61.3%)			68,080
Net Assets (100%)			110,864
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $17,457,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Alternative Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	441	92,968	(1,633)
5-Year U.S. Treasury Note	June 2022	190	21,408	(925)
10-Year U.S. Treasury Note	June 2022	115	13,703	(832)
AEX Index	May 2022	30	4,472	(52)
CAC 40 Index	May 2022	68	4,646	49
Coffee[1]	July 2022	7	583	(5)
Cotton[1]	July 2022	21	1,529	36
FTSE MIB Index	June 2022	35	4,416	200
FTSE Taiwan Index	May 2022	82	4,780	24
IBEX 35 Index	May 2022	51	4,611	26
LME Aluminum[1]	May 2022	11	835	(56)
LME Lead[1]	June 2022	24	1,356	(116)
LME Tin[1]	May 2022	6	1,218	(84)
LME Zinc[1]	May 2022	6	621	(46)
LME Zinc[1]	June 2022	5	516	(38)
Low Sulphur Gasoil[1]	June 2022	14	1,633	154
NY Harbor ULSD[1]	May 2022	10	1,687	204
OMX Stockholm 30 Index	May 2022	211	4,419	(117)
Soybean[1]	July 2022	11	927	12
Soybean Meal[1]	July 2022	32	1,383	(67)
Soybean Oil[1]	July 2022	7	354	35
Sugar #11[1]	June 2022	40	858	(45)
				(3,276)

Alternative Strategies Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Cattle[1]	May 2022	(4)	(313)	11
Cocoa[1]	July 2022	(56)	(1,438)	34
Copper[1]	July 2022	(13)	(1,433)	99
Corn[1]	July 2022	(38)	(1,546)	(64)
DAX 30 Index	June 2022	(12)	(4,459)	(49)
E-Mini S&P 500 Index	June 2022	(21)	(4,334)	69
KC HRW Wheat[1]	July 2022	(15)	(829)	53
KOSPI 200 Index	June 2022	(63)	(4,459)	(15)
Lean Hogs[1]	June 2022	(32)	(1,362)	131
Live Cattle[1]	June 2022	(27)	(1,433)	42
LME Aluminum[1]	June 2022	(11)	(837)	57
LME Aluminum[1]	May 2022	(11)	(835)	57
LME Copper[1]	June 2022	(2)	(488)	26
LME Tin[1]	May 2022	(6)	(1,218)	47
LME Tin[1]	June 2022	(3)	(607)	41
LME Zinc[1]	May 2022	(6)	(621)	(59)
MSCI Singapore Index	May 2022	(211)	(4,788)	(93)
S&P ASX 200 Index	June 2022	(34)	(4,450)	38
Topix Index	June 2022	(30)	(4,399)	(207)
				218
				(3,058)
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/11/22	BRL	12,382	USD	2,608	—	(112)
Morgan Stanley Capital Services Inc.	5/11/22	CAD	8,299	USD	6,642	—	(182)
Royal Bank of Canada	5/11/22	CAD	70	USD	56	—	(1)
Bank of America, N.A.	5/11/22	CLP	2,050,523	USD	2,605	—	(206)
Bank of America, N.A.	5/11/22	GBP	4,877	USD	6,395	—	(263)
Royal Bank of Canada	5/11/22	GBP	212	USD	278	—	(11)
Bank of America, N.A.	5/11/22	MXN	51,963	USD	2,611	—	(71)
Bank of America, N.A.	5/11/22	NOK	58,588	USD	6,693	—	(447)
Standard Chartered Bank	5/11/22	TRY	38,221	USD	2,528	28	—
Standard Chartered Bank	5/11/22	USD	6,497	CHF	6,003	323	—
Morgan Stanley Capital Services Inc.	5/11/22	USD	176	CHF	163	9	—
State Street Bank & Trust Co.	5/11/22	USD	6,444	EUR	5,826	296	—
Standard Chartered Bank	5/11/22	USD	217	EUR	196	10	—
Bank of America, N.A.	5/11/22	USD	6,635	JPY	813,299	366	—

Alternative Strategies Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	5/11/22	USD	2,584	KRW	3,146,975	79	—
Standard Chartered Bank	5/11/22	USD	9	KRW	11,294	—	—
Bank of America, N.A.	5/11/22	USD	2,600	SGD	3,526	51	—
Standard Chartered Bank	5/11/22	USD	2,593	THB	86,640	64	—
Royal Bank of Canada	5/11/22	USD	2,563	TWD	73,378	73	—
Morgan Stanley Capital Services Inc.	5/11/22	USD	45	TWD	1,280	1	—
						1,300	(1,293)
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,297)	32,488
Affiliated Issuers (Cost $18,659)	18,661
Total Investments in Securities	51,149
Investment in Vanguard	6
Cash	14,248
Cash Segregated for Short Positions	47,578
Cash Collateral Pledged—Futures Contracts	6,070
Cash Collateral Pledged—Forward Currency Contracts	590
Receivables for Accrued Income	152
Receivables for Capital Shares Issued	173
Unrealized Appreciation—Forward Currency Contracts	1,300
Other Assets	2,933
Total Assets	124,199
Liabilities
Securities Sold Short, at Value (Proceeds $11,623)	8,365
Payables for Investment Securities Purchased	728
Payables to Vanguard	51
Variation Margin Payable—Futures Contracts	2,897
Unrealized Depreciation—Forward Currency Contracts	1,293
Accrued Dividend Expense on Securities Sold Short	1
Total Liabilities	13,335
Net Assets	110,864
At April 30, 2022, net assets consisted of:

Paid-in Capital	145,521
Total Distributable Earnings (Loss)	(34,657)
Net Assets	110,864

Net Assets
Applicable to 6,524,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,864
Net Asset Value Per Share	$16.99

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	210
Interest[2]	27
Total Income	237
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative	113
Marketing and Distribution	8
Custodian Fees	17
Shareholders’ Reports	13
Trustees’ Fees and Expenses—Note B	6
Dividend Expense on Securities Sold Short	41
Borrowing Expense on Securities Sold Short	187
Other Expenses	9
Total Expenses	448
Net Investment Income (Loss)	(211)
Payment from Affiliate - Note B	637
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	2,246
Investment Securities Sold—Short Positions	(666)
Futures Contracts	553
Forward Currency Contracts	53
Foreign Currencies	16
Realized Net Gain (Loss)	2,202
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(3,589)
Investment Securities—Short Positions	5,377
Futures Contracts	(2,560)
Forward Currency Contracts	261
Foreign Currencies	(196)
Change in Unrealized Appreciation (Depreciation)	(707)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,921
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, ($1,000), $2,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(211)	(439)
Payment from Affiliate - Note B	637	—
Realized Net Gain (Loss)	2,202	7,084
Change in Unrealized Appreciation (Depreciation)	(707)	(8,835)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,921	(2,190)
Distributions
Total Distributions	(2,262)	(2,074)
Capital Share Transactions
Issued	9,474	31,827
Issued in Lieu of Cash Distributions	2,197	2,047
Redeemed	(37,603)	(198,840)
Net Increase (Decrease) from Capital Share Transactions	(25,932)	(164,966)
Total Increase (Decrease)	(26,273)	(169,230)
Net Assets
Beginning of Period	137,137	306,367
End of Period	110,864	137,137

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.00	$17.15	$22.23	$20.41	$20.46	$21.28
Investment Operations
Net Investment Income (Loss)[1]	(.028)	(.042)	.023	.252	.197	.153
Payment from Affiliate	.086	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.210	.020	(3.835)	1.828	(.143)	(.139)
Total from Investment Operations	.268	(.022)	(3.812)	2.080	.054	.014
Distributions
Dividends from Net Investment Income	(.278)	(.128)	(.385)	(.260)	(.104)	(.093)
Distributions from Realized Capital Gains	—	—	(.883)	—	—	(.741)
Total Distributions	(.278)	(.128)	(1.268)	(.260)	(.104)	(.834)
Net Asset Value, End of Period	$16.99	$17.00	$17.15	$22.23	$20.41	$20.46
Total Return[2]	1.61%[3]	-0.12%	-18.17%	10.30%	0.27%	0.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111	$137	$306	$297	$320	$292
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[4,5]	0.72%	1.28%	0.78%	0.79%[6]	0.66%[6]	0.79%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.35%	0.35%	0.34%	0.38%[6]	0.33%[6]	0.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	(0.25)%	0.12%	1.18%	0.93%	0.75%
Portfolio Turnover Rate	47%	166%	173%	157%	131%	125%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Payment received from an affiliate increased the fund's total return by 0.60%. See Note B in the Notes to Financial Statements.
4	Includes dividend expense on securities sold short of 0.07%, 0.37%, 0.44%, 0.41%, 0.33%, and 0.44%, respectively.
5	Includes borrowing expense on securities sold short of 0.30%, 0.56%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
6	The ratio of total expenses to average net assets for the periods ended 2019 and 2018, net of reduction from custody fee offset arrangement for total expenses and net of dividend and borrowing expense on securities sold short, was 0.74% and 0.33%, and 0.65% and 0.32%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Notes to Consolidated Financial Statements
Vanguard Alternative Strategies Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
The Consolidated Financial Statements include Vanguard ASF Portfolio ("the subsidiary"), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2022, the fund held $15,550,000 in the subsidiary, representing 14% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In

Alternative Strategies Fund
addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund average investments in long and short futures contracts represented 162% and 46% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Alternative Strategies Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 62% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	417	(987)	(570)	540	—	—
Morgan Stanley Capital Services Inc.	10	(294)	(284)	50	—	—
Royal Bank of Canada	152	(12)	140	—	—	140
Standard Chartered Bank	425	—	425	—	—	425
State Street Bank & Trust Co.	296	—	296	—	—	296
Exchange-Traded Futures Contracts	—	(2,897)	(2,897)	6,070	—	—
Total	1,300	(4,190)	(2,890)	6,660	—	861
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Consolidated Statement of Operations. Dividends on securities sold short are reported as an expense in the Consolidated Statement of Operations. Cash collateral segregated

Alternative Strategies Fund
for securities sold short is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.

Alternative Strategies Fund
9. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
During the period ended April 30, 2022, the fund received a voluntary payment of $637,000 from Vanguard related to higher-than-anticipated costs associated with short sale transactions, which is included in Payment from Affiliate on the Consolidated Statement of Operations; the fund is not obligated to repay this amount to Vanguard.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $6,000, representing 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

Alternative Strategies Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,488	—	—	32,488
Temporary Cash Investments	18,661	—	—	18,661
Total	51,149	—	—	51,149
Liabilities
Common Stocks	8,365	—	—	8,365
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,445	—	—	1,445
Forward Currency Contracts	—	1,300	—	1,300
Total	1,445	1,300	—	2,745
Liabilities
Futures Contracts[1]	4,503	—	—	4,503
Forward Currency Contracts	—	1,293	—	1,293
Total	4,503	1,293	—	5,796
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities as follows:

Consolidated Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	406	1,039	—	—	1,445
Unrealized Appreciation—Forward Currency Contracts	—	—	—	1,300	1,300
Total Assets	406	1,039	—	1,300	2,745

Unrealized Depreciation—Futures Contracts[1]	533	580	3,390	—	4,503
Unrealized Depreciation—Forward Currency Contracts	—	—	—	1,293	1,293
Total Liabilities	533	580	3,390	1,293	5,796
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Alternative Strategies Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,365	150	(3,962)	—	553
Forward Currency Contracts	—	—	—	53	53
Realized Net Gain (Loss) on Derivatives	4,365	150	(3,962)	53	606
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(894)	491	(2,157)	—	(2,560)
Forward Currency Contracts	—	—	—	261	261
Change in Unrealized Appreciation (Depreciation) on Derivatives	(894)	491	(2,157)	261	(2,299)
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,197
Gross Unrealized Appreciation	12,692
Gross Unrealized Depreciation	(7,533)
Net Unrealized Appreciation (Depreciation)	5,159
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $44,036,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2022, the fund purchased $20,697,000 of investment securities and sold $48,460,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $6,320,000 and $6,756,000, respectively.

Alternative Strategies Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	560	1,865
Issued in Lieu of Cash Distributions	132	122
Redeemed	(2,233)	(11,786)
Net Increase (Decrease) in Shares Outstanding	(1,541)	(9,799)
At April 30, 2022, Vanguard Managed Allocation Fund, was the record or beneficial owner of 76% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Alternative Strategies Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Alternative Strategies Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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All rights reserved.
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Q12982 062022

Semiannual Report   |   April 30, 2022
Vanguard Commodity Strategy Fund

Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Commodity Strategy Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,265.70	$1.18
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.75	1.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Commodity Strategy Fund
Fund Allocation
As of April 30, 2022
U.S. Government Securities	100.0%
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (70.7%)
U.S. Government Securities (70.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	99,299	101,053
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	121,591	124,972
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	103,781	107,235
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	116,734	121,184
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	111,143	115,901
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	62,402	65,045
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	100,908	104,944
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	90,004	93,294
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	92,271	95,818
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	62,878	68,989
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	73,732	76,197
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	101,179	105,748
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	89,715	92,799
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	85,202	89,556
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	40,596	44,769
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	69,321	71,369
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	84,927	87,767
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	95,897	98,849
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	79,078	82,204
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	39,253	44,607
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	51,604	52,967
Total U.S. Government and Agency Obligations (Cost $1,866,386)					1,845,267
				Shares
Temporary Cash Investments (31.1%)
Money Market Fund (14.0%)
[1]	Vanguard Market Liquidity Fund	0.409%		3,652,555	365,219
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (17.1%)
[2]	United States Treasury Bill	0.279%	5/19/22	31,950	31,947
[2]	United States Treasury Bill	0.305%	5/26/22	40,200	40,191
[2]	United States Treasury Bill	0.412%	6/9/22	56,400	56,373
4

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Bill	0.815%	7/28/22	62,800	62,674
[2]	United States Treasury Bill	0.890%	9/8/22	41,000	40,844
[2]	United States Treasury Bill	0.916%	9/15/22	41,000	40,829
[2]	United States Treasury Bill	0.957%	9/22/22	41,000	40,818
[2]	United States Treasury Bill	1.116%	10/6/22	17,000	16,913
[2]	United States Treasury Bill	1.212%	10/13/22	54,400	54,085
[2]	United States Treasury Bill	1.266%	10/20/22	61,850	61,474
					446,148
Total Temporary Cash Investments (Cost $811,459)					811,367
Total Investments (101.8%) (Cost $2,677,845)					2,656,634
Other Assets and Liabilities—Net (-1.8%)					(46,889)
Net Assets (100%)					2,609,745
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/10/22	MLI	450,000	(0.060)	12,642	—
Bloomberg Commodity Index[2]	5/25/22	BARC	50,000	(0.100)	1,068	—
Bloomberg Commodity Index 2 Month Forward[2]	5/25/22	BARC	235,000	(0.110)	3,713	—
Bloomberg Commodity Index 3 Month Forward[2]	5/25/22	GSI	60,000	(0.120)	719	(38)
BofA Merrill Lynch Commodity MLBXAKSV Excess Return Strategy[2,3]	5/10/22	MLI	180,000	(0.170)	3,478	—
BofA Merrill Lynch Commodity MLBXSTGV Excess Return Strategy[2,3]	5/10/22	MLI	420,000	(0.110)	6,927	—
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/10/22	MLI	100,000	(0.140)	667	(1,236)
CIBC Commodity CIBZC51EC Excess Return Strategy[2,3]	5/10/22	CIBC	50	(0.160)	—	(1)
Credit Suisse Custom 34 - 01E Forward Excess Return[2,3]	5/25/22	CSFBI	630,000	(0.160)	10,546	—
5

Commodity Strategy Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/25/22	GSI	410,000	(0.120)	6,618	—
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/25/22	GSI	40,000	(0.120)	735	—
					47,113	(1,275)
1	Fixed interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com.
1M—1-month.
BARC—Barclays Bank plc.
CIBC—Canadian Imperial Bank of Commerce.
CSFBI—Credit Suisse.
GSI—Goldman Sachs International.
MLI—Merrill Lynch International.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $32,721,000 and cash of $9,840,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,312,643)	2,291,415
Affiliated Issuers (Cost $365,202)	365,219
Total Investments in Securities	2,656,634
Investment in Vanguard	79
Cash	2,523
Receivables for Accrued Income	2,017
Receivables for Capital Shares Issued	6,862
Unrealized Appreciation—Over-the-Counter Swap Contracts	47,113
Total Assets	2,715,228
Liabilities
Payables for Investment Securities Purchased	101,523
Payables for Capital Shares Redeemed	2,447
Payables to Vanguard	238
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,275
Total Liabilities	105,483
Net Assets	2,609,745
At April 30, 2022, net assets consisted of:

Paid-in Capital	2,153,086
Total Distributable Earnings (Loss)	456,659
Net Assets	2,609,745

Net Assets
Applicable to 73,772,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,609,745
Net Asset Value Per Share	$35.38

See accompanying Notes, which are an integral part of the Financial Statements.
7

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	34,840
Total Income	34,840
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative	1,804
Marketing and Distribution	52
Custodian Fees	7
Shareholders’ Reports	22
Trustees’ Fees and Expenses—Note B	7
Other Expenses	8
Total Expenses	1,960
Net Investment Income	32,880
Realized Net Gain (Loss)
Investment Securities Sold[1]	(612)
Swap Contracts	388,556
Realized Net Gain (Loss)	387,944
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(36,188)
Swap Contracts	65,655
Change in Unrealized Appreciation (Depreciation)	29,467
Net Increase (Decrease) in Net Assets Resulting from Operations	450,291
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $226,000, ($15,000), $4,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,880	28,926
Realized Net Gain (Loss)	387,944	364,225
Change in Unrealized Appreciation (Depreciation)	29,467	(672)
Net Increase (Decrease) in Net Assets Resulting from Operations	450,291	392,479
Distributions
Total Distributions	(390,042)	(2,526)
Capital Share Transactions
Issued	1,196,733	1,233,852
Issued in Lieu of Cash Distributions	271,967	2,099
Redeemed	(604,730)	(313,092)
Net Increase (Decrease) from Capital Share Transactions	863,970	922,859
Total Increase (Decrease)	924,219	1,312,812
Net Assets
Beginning of Period	1,685,526	372,714
End of Period	2,609,745	1,685,526

See accompanying Notes, which are an integral part of the Financial Statements.
9

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		June 25, 2019[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$36.85	$24.32	$24.83	$25.00
Investment Operations
Net Investment Income[2]	.560	.890	.265	.143
Net Realized and Unrealized Gain (Loss) on Investments	6.355	11.774	(.620)	(.313)
Total from Investment Operations	6.915	12.664	(.355)	(.170)
Distributions
Dividends from Net Investment Income	(8.385)	(.134)	(.155)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(8.385)	(.134)	(.155)	—
Net Asset Value, End of Period	$35.38	$36.85	$24.32	$24.83
Total Return[3]	26.57%	52.30%	-1.45%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,610	$1,686	$373	$207
Ratio of Total Expenses to Average Net Assets	0.21%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	3.44%	2.79%	1.15%	1.65%[4]
Portfolio Turnover Rate	14%	15%	38%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
The Consolidated Financial Statements include Vanguard CSF Portfolio (“the subsidiary”), which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2022, the fund held $494,470,000 in the subsidiary, representing 19% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a fixed rate applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine
11

Commodity Strategy Fund
the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2022, the fund’s average amounts of investments in total return swaps represented 99% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	4,781	—	4,781	—	4,384	397
Canadian Imperial Bank of Commerce	—	(1)	(1)	—	—	—
Credit Suisse	10,546	—	10,546	—	9,840	706
Goldman Sachs International	8,072	(38)	8,034	—	7,659	375
Merrill Lynch International	23,714	(1,236)	22,478	—	20,678	1,800
Total	47,113	(1,275)	45,838	—	42,561	3,278
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
12

Commodity Strategy Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to
13

Commodity Strategy Fund
the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
14

Commodity Strategy Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,845,267	—	1,845,267
Temporary Cash Investments	365,219	446,148	—	811,367
Total	365,219	2,291,415	—	2,656,634
Derivative Financial Instruments
Assets
Swap Contracts	—	47,113	—	47,113
Liabilities
Swap Contracts	—	1,275	—	1,275
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,678,240
Gross Unrealized Appreciation	2,986
Gross Unrealized Depreciation	(24,592)
Net Unrealized Appreciation (Depreciation)	(21,606)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $560,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2022, the fund purchased $842,268,000 of investment securities and sold $175,918,000 of investment securities, other than temporary cash investments.
15

Commodity Strategy Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	36,853	40,091
Issued in Lieu of Cash Distributions	10,325	81
Redeemed	(19,150)	(9,752)
Net Increase (Decrease) in Shares Outstanding	28,028	30,420
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
17

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Commodity Strategy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5172 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD trustees’ equity fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD trustees’ equity fund

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.